Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2024
Entity Registrant Name	Investment Managers Series Trust II
Entity Central Index Key	0001587982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 02, 2024
Document Effective Date	Jan. 31, 2024
Prospectus Date	Jan. 31, 2024
First Trust Merger Arbitrage Fund | Class A Shares
Prospectus:
Trading Symbol	VARAX
First Trust Merger Arbitrage Fund | Class C Shares
Prospectus:
Trading Symbol	VARCX
First Trust Merger Arbitrage Fund | Class I Shares
Prospectus:
Trading Symbol	VARBX
First Trust Multi-Strategy Fund | Class A Shares
Prospectus:
Trading Symbol	FTMAX
First Trust Multi-Strategy Fund | Class C Shares
Prospectus:
Trading Symbol	FTMCX
First Trust Multi-Strategy Fund | Class I Shares
Prospectus:
Trading Symbol	FTMIX